Convertible Notes Receivable - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Millions			12 Months Ended
	Nov. 27, 2019	Dec. 14, 2017 USD ($)	Dec. 31, 2021 USD ($) Tonnes_Per_Day	Feb. 10, 2022 USD ($)	Dec. 31, 2020 USD ($)	Jul. 14, 2020 $ / shares shares	Jul. 13, 2020 $ / shares	Dec. 24, 2019 USD ($)	Nov. 25, 2019 USD ($)	Nov. 25, 2019 CAD ($)	Dec. 14, 2017 CAD ($)
Convertible notes receivable [line items]
Amount advanced in exchange for convertible note receivable			$ 17,086		$ 11,353
Non revolving short term loan maximum lending capacity			816		$ 813
Percentage of mining streaming interest of Gold and silver				100.00%
Gold X Mining Corp [Member]
Convertible notes receivable [line items]
Amount advanced in exchange for convertible note receivable								$ 10,000
Coupon rate on convertible note receivable								10.00%
Convertible notes receivable face value								$ 20,000
Interest rate								10.00%
Number of common shares received | shares						4,467,317
Conversion price per share for outstanding interest | $ / shares						$ 3.20	$ 3.57
Kutcho [member]
Convertible notes receivable [line items]
Additional upfront consideration			$ 20,000
Mill throughput capacity | Tonnes_Per_Day			4,500
Kutcho [member]
Convertible notes receivable [line items]
Non revolving short term loan maximum lending capacity									$ 800	$ 1.0
Short term loan advanced stated interest rate			15.00%
Short term loan lent maturity date			Dec. 31, 2021
Value of shares received as partial consideration for settling and terminating convertible note and non revolving loan				$ 7,500
Convertible note receivable [member] | Kutcho [member]
Convertible notes receivable [line items]
Amount advanced in exchange for convertible note receivable		$ 16,000									$ 20.0
Coupon rate on convertible note receivable		10.00%									10.00%
Interest rate charged On deferred interest	15.00%
Convertible note original term to maturity		seven year
Option to defer interest payment criteria		Kutcho elected to defer the first seven interest payments, with all deferred payments being due no later than December 31, 2023